Stockholders' and Members' Equity (Q3) (Tables)	9 Months Ended
Jun. 30, 2020
Stockholders' and Members' Equity [Abstract]
Summary of Restricted Stock Units Activity
The following table further summarizes activity related to restricted stock units for the nine months ended June 30, 2020:

	Restricted Stock Unit Awards
	Number of Shares	Weighted Average Grant Date Fair Value ($)
Issued on February 11, 2020	44,666	$14.61
Awarded	204,500	16.01
Vested	-	-
Forfeited	-	-
Unvested at March 31, 2020	249,166	$15.76
Awarded	2,227	12.57
Vested	-	-
Forfeited	-	-
Unvested at June 30, 2020	251,393	15.73

Calculation of Earnings per share
The following table sets forth the calculation of earnings per share for the three and nine months ended June 30, 2020 (in thousands, except per share data):

Earnings per share:	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Numerator:
Net income attributable to OneWater Inc	$14,367	$15,452

Denominator:
Weighted-average number of unrestricted outstanding common shares used to calculate basic net income per share	6,088	6,088
Effect of dilutive securities:
Restricted stock units	9	5
Diluted weighted-average shares of Class A common stock outstanding used to calculate diluted net income per share	6,097	6,093

Earnings per share of Class A common stock – basic	$2.36	$2.54
Earnings per share of Class A common stock – diluted	$2.36	$2.54

Antidilutive Securities Excluded From Calculation
The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted earnings per share because the effect of including such potentially dilutive shares would have been antidilutive upon conversion (in thousands):

	Three Months Ended	Nine Months Ended
	June 30, 2020	June 30, 2020
Class B common stock	8,462	8,462
Restricted stock units	292	235
	8,754	8,697